Annual Fund Operating Expenses - Short Oil and Gas ProFund	Nov. 22, 2021
Investor
Operating Expenses:
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	2.41%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	3.16%
Fee Waivers/Reimbursements	(1.38%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.78%
Service
Operating Expenses:
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	2.41%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	4.16%
Fee Waivers/Reimbursements	(1.38%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	2.78%